Related Parties Balances and Transactions (Details) ¥ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jun. 30, 2023	Sep. 30, 2022 CNY (¥)
Related Parties Balances and Transactions (Details) [Line Items]
Annual interest rate			4.785%
Maturity date			90 days
Repaid loan amount | $	$ 6,300	$ 1,000
Shengguang Zhongshuo [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Equity holder percentage			30.00%
Angela Bai [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount				¥ 3,500
Maturity date, description			One loan had an interest rate of 8.0% per annum with a maturity date of March 18, 2023, and the other had an interest rate of 8.0% per annum with a maturity date of September 20, 2023.
Dr. Daqing Mao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount				¥ 8,500